Document and Entity Information	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Entity File Number	000-53851
Entity Registrant Name	Mobivity Holdings Corp.
Entity Central Index Key	0001447380
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	26-3439095
Entity Address, Address Line One	3133 West Frye Road
Entity Address, Address Line Two	# 215
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85226
City Area Code	877
Local Phone Number	282-7660
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false